Interest-Bearing Liabilities - Summary of Interest-Bearing Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Borrowings, current
Current part of non-current borrowings	kr 72		kr 89
Other borrowings, current	2,183		2,456
Total borrowings, current	2,255		2,545	kr 8,033
Borrowings, non-current
Notes and bond loans	21,875		20,560
Other borrowings, non-current	8,995		9,940
Total borrowings, non-current	30,870	kr 30,531	30,500	kr 18,653	kr 22,744
Total interest-bearing liabilities	kr 33,125		kr 33,045